Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital
21. Share capital
Eldorado’s authorized share capital consists of an unlimited number of voting common shares without par value.

	2025		2024
Issued and outstanding, beginning of year	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	204,946,024	$3,433,778	203,138,351	$3,413,365
Shares issued upon exercise of share options	1,028,326	10,554	1,779,799	14,112
Estimated fair value of share options exercised transferred from contributed surplus	—	3,995	—	5,802
Shares issued on redemption of performance share units	284,411	5,282	27,874	499
Shares purchased and cancelled, net of tax (i)	(7,688,241)	(110,168)	—	—
Share issuance cost	—	(1,681)	—	—
Issued and outstanding, December 31	198,570,520	$3,341,760	204,946,024	$3,433,778

Shares held in trust for restricted share units, beginning of year	(344,839)	$(12,970)	(762,819)	$(19,263)
Purchased and held in trust for future settlement of restricted share units (ii)	(528,000)	(11,324)	(144,000)	(1,962)
Released for settlement of restricted share units	282,037	8,259	561,980	8,255
Shares held in trust for restricted share units, December 31	(590,802)	$(16,035)	(344,839)	$(12,970)
Issued and outstanding, net of shares held in trust, December 31	197,979,718	$3,325,725	204,601,185	$3,420,808

i)    During the year ended December 31, 2025, 7,688,241 shares were purchased by the Company and cancelled in accordance with its normal course issuer bid ("NCIB") at an average price of $26.47 per share for total consideration of $203.5 million (December 31, 2024 – Nil). $94.7 million of the consideration paid was recorded in contributed surplus.
ii)    During the year ended December 31, 2025, 528,000 additional shares were purchased in accordance with the NCIB at an average price of $21.45 per share for total consideration of $11.3 million (December 31, 2024 – 144,000 shares at an average price of $13.62 for a total consideration of $2.0 million). These shares were held in trust by a third-party trustee to facilitate the settlement of the Company's obligations under its restricted share unit plan.